Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Sales and other income	$ 4,845	$ 3,821
Product sales	4,791	3,791
Interest, dividends and other	54	30
Cost and expenses	3,226	3,624
Production costs	2,151	1,877
Exploration costs	196	157
Related party transactions	(8)	(13)
General and administrative	207	150
Royalties	142	96
Market development costs	6	9
Depreciation, depletion and amortization	583	514
Impairment of assets (see note D)	14	32
Interest expense	135	102
Accretion expense	21	16
Employment severance costs	10	14
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other (see note F)	(32)	33
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	(199)	637
Income from continuing operations before income tax and equity income in associates	1,619	197
Taxation expense (see note H)	(452)	(127)
Equity income in associates	53	48
Equity income in subsidiaries	0	0
Preferred Stock Dividends	0	0
Net income	1,220	118
Less: Net income attributable to noncontrolling interests	(32)	(36)
Net income - attributable to AngloGold Ashanti	1,188	82
Common stock [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	1,184	82
Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)
Net Income per ordinary share	$ 3.09	$ 0.22
Net Income per diluted ordinary share	$ 2.77	$ 0.22
Ordinary shares Weighted Shares	382,918,604	364,236,067
Ordinary shares - diluted Shares	417,764,833	365,394,902
Dividend declared per ordinary share (cents)	$ 0.23	$ 0.18
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	$ 4	$ 0
Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)
Net Income per ordinary share	$ 1.55	$ 0.11
Net Income per diluted ordinary share	$ 1.43	$ 0.11
Ordinary shares Weighted Shares	2,958,298	3,305,316
Ordinary shares - diluted Shares	2,958,298	3,305,316
Dividend declared per ordinary share (cents)	$ 0.12	$ 0.09